Prepayments and Other Non-Financial Assets - Additional Information (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Subscribers contract costs	₱ 28,817	₱ 28,926
Cost to Obtain [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized commission	4,448	4,456
Amortization of capitalized commissions	1,204	3,147	₱ 980
Cost to Fulfill [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Subscribers contract costs	24,369	24,470
Amortization cost	₱ 7,449	₱ 11,789